SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90.00%
Expected dividend yield	0.00%
Fair value of underlying ordinary share (per share)	$ 3.94 [1]

[1]	(there was no trading on the grant date, this represented initial public offering close price)